Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	PRER14A
Entity Registrant Name	Nikola Corporation
Entity Central Index Key	0001731289
Amendment Flag	true
Amendment Description	Amendment No. 1